Label	Element	Value
AMERICAN CENTURY CAPITAL PORTFOLIOS INC | NT GLOBAL REAL ESTATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement NT Global Real Estate Fund
Supplement dated February 19, 2022 ■ Prospectus dated March 1, 2021

The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of NT Global Real Estate Fund will be transferred to Global Real Estate Fund in exchange for shares of Global Real Estate Fund (the “Reorganization”). The Board, including the directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each fund and would not dilute the interests of either fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on April 22, 2022, as of the close of the New York Stock Exchange. NT Global Real Estate Fund’s G Class and Investor Class shareholders will receive shares of equal value of the corresponding class of Global Real Estate Fund in exchange for their shares of NT Global Real Estate Fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganization.
NT Global Real Estate Fund and Global Real Estate Fund have the same investment objectives, strategies and management fees.
For additional information about the funds, please refer to the funds’ prospectuses and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).